CONSTRUCTION IN PROGRESS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	¥ 690,594	¥ 733,449
Dry hole cost written off	6,876	7,467	¥ 6,099
Balance at end of year	650,774	690,594	733,449
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	129,581	152,325
Additions	85,552	81,837
Dry hole cost written off	(6,876)	(7,467)
Transferred to property, plant and equipment	(81,229)	(87,399)
Reclassification to lease prepayments and other long-term assets	(7,773)	(6,900)
Impairment losses for the year	(252)	(1,486)
Disposals	(315)	(1,445)
Exchange adjustments	(43)	116
Balance at end of year	¥ 118,645	¥ 129,581	¥ 152,325